Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill
10.	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2021 are as follows:

Amount
RMB
Balance as of December 31, 2019 and 2020	20,596
Increase in goodwill related to acquisitions (Note 20)	880,314
Foreign currency translation adjustment	(31,489)
Balance as of December 31, 2021	869,421

As of December 31, 2021, the goodwill associated with the DR.WU and Eve Lom reporting units was RMB134 million and RMB711 million, respectively. The Group conducted an impairment test as of December 31, 2021 and the fair value is estimated by the Group using a discounted cash flow model. The Group’s cash flow projections used in the model for the DR.WU and Eve Lom reporting units included significant judgments and assumptions relating to revenue growth rates, gross profit ratios, the discount rates and terminal value. The Group utilized the services of an independent valuation firm to assist with the determination of the fair value of the reporting units.

No impairment charge was recognized for the years ended December 31, 2019, 2020 and 2021.